Basis of measurement - Interest rate risk (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Disclosure of nature and extent of risks arising from financial instruments [line items]
Percentage of entity's revenue	10.00%
Short term fund balance	R$ 222,062	R$ 143,473
Possible
Disclosure of nature and extent of risks arising from financial instruments [line items]
Percentage of impairment in the variables	25.00%
Remote
Disclosure of nature and extent of risks arising from financial instruments [line items]
Percentage of impairment in the variables	50.00%
Interest rate risk [member] | Base
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk exposure associated with instruments sharing characteristic	R$ (1,233,258)	(1,115,580)
Interest rate risk [member] | Base | CDI - Interest earning bank deposits
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk exposure associated with instruments sharing characteristic	220,781	132,072
Interest rate risk [member] | Base | CDI - Loans and Financing
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk exposure associated with instruments sharing characteristic	(990,144)	(701,902)
Interest rate risk [member] | Base | CDI - Debentures
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk exposure associated with instruments sharing characteristic	(463,895)	(545,750)
Interest rate risk [member] | Probable
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk exposure associated with instruments sharing characteristic	(151,074)	(131,081)
Interest rate risk [member] | Probable | CDI - Interest earning bank deposits
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk exposure associated with instruments sharing characteristic	27,046	15,518
Interest rate risk [member] | Probable | CDI - Loans and Financing
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk exposure associated with instruments sharing characteristic	(121,293)	(82,473)
Interest rate risk [member] | Probable | CDI - Debentures
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk exposure associated with instruments sharing characteristic	(56,827)	(64,126)
Interest rate risk [member] | Possible
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk exposure associated with instruments sharing characteristic	(188,842)	(163,851)
Interest rate risk [member] | Possible | CDI - Interest earning bank deposits
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk exposure associated with instruments sharing characteristic	33,808	19,398
Interest rate risk [member] | Possible | CDI - Loans and Financing
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk exposure associated with instruments sharing characteristic	(151,616)	(103,091)
Interest rate risk [member] | Possible | CDI - Debentures
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk exposure associated with instruments sharing characteristic	(71,034)	(80,158)
Interest rate risk [member] | Remote
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk exposure associated with instruments sharing characteristic	(226,612)	(196,622)
Interest rate risk [member] | Remote | CDI - Interest earning bank deposits
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk exposure associated with instruments sharing characteristic	40,569	23,277
Interest rate risk [member] | Remote | CDI - Loans and Financing
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk exposure associated with instruments sharing characteristic	(181,940)	(123,710)
Interest rate risk [member] | Remote | CDI - Debentures
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk exposure associated with instruments sharing characteristic	R$ (85,241)	R$ (96,189)